UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         2/14/08
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:        $841,431
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                            FORM 13F INFORMATION TABLE
           COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8

                                                             VALUE  SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
---------------------        ---------------    -------    -------- --- --- --- ---- ----------- -------     ----- ------- -----
AMERICAN FINL RLTY TR        NOTE 4.375% 7/1  02607P AB 3    15173  15500000 PRN       SOLE                15500000     0     0
AMERICREDIT CORP             NOTE 0.75% 9/1   03060R AP 6     3529   5000000 PRN       SOLE                 5000000     0     0
AMGEN INC                    NOTE 0.125% 2/0  031162 AN 0     9120  10000000 PRN       SOLE                10000000     0     0
APEX SILVER MINES LTD        NOTE 2.875% 3/1  03760X AB 7     9593  12000000 PRN       SOLE                12000000     0     0
BEA SYS INC                  COM              073325 10 2     3583    227044 SH        SOLE                  227044     0     0
BECKMAN COULTER INC          COM              075811 10 9    24293    333700 SH        SOLE                  333700     0     0
CITADEL BROADCASTING CORP    NOTE 1.875% 2/1  17285T AB 2    16616  20019000 PRN       SOLE                20019000     0     0
COVIDIEN LTD                 COM              G2552X 10 8    54255   1225000 SH        SOLE                 1225000     0     0
CYPRESS SEMICONDUCTOR CORP   COM              232806 10 9    42054   1167200 SH        SOLE                 1167200     0     0
DISCOVERY HOLDING CO         CL A COM         25468Y 10 7    36453   1450000 SH        SOLE                 1450000     0     0
DST SYS INC DEL              COM              233326 10 7    49778    603000 SH        SOLE                  603000     0     0
E M C CORP MASS              NOTE 1.75%12/0   268648 AM 4    13632  10000000 PRN       SOLE                10000000     0     0
E M C CORP MASS              NOTE 1.75%12/0   268648 AK 8     6767   5000000 PRN       SOLE                 5000000     0     0
EXELON CORP                  COM              30161N 10 1    26533    325000 SH        SOLE                  325000     0     0
FIRST ADVANTAGE CORP         CL A             31845F 10 0     8647    525000 SH        SOLE                  525000     0     0
FISERV INC                   COM              337738 10 8    13873    250000 SH        SOLE                  250000     0     0
GENERAL ELECTRIC CO          COM              369604 10 3     1642     44300 SH        SOLE                   44300     0     0
GENERAL MTRS CORP            DEB SR CV C 33   370442 71 7     3938    200000 PRN       SOLE                  200000     0     0
HANOVER INS GROUP INC        COM              410867 10 5    22900    500000 SH        SOLE                  500000     0     0
HARRAHS ENTMT INC            COM              413619 10 7    11094    125000 SH        SOLE                  125000     0     0
HOLOGIC INC                  FRNT 2.00%12/1   436440 AA 9     2167   2000000 PRN       SOLE                 2000000     0     0
INCYTE CORP                  NOTE 3.500% 2/1  45337C AE 2     6305   6250000 PRN       SOLE                 6250000     0     0
LIBERTY MEDIA HLDG CORP      CAP COM SER A    53071M 30 2    32153    276012 SH        SOLE                  276012     0     0
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0  535678 AD 8     4869   5000000 PRN       SOLE                 5000000     0     0
LOEWS CORP                   CALL             540424 90 7     4265     50000 SH  CALL  SOLE                   50000     0     0
MEADWESTVACO CORP            COM              583334 10 7    31450   1004800 SH        SOLE                 1004800     0     0
MEDTRONIC INC                NOTE 1.500% 4/1  585055 AL 0    37325  35000000 PRN       SOLE                35000000     0     0
NRG ENERGY INC               COM NEW          629377 50 8    26370    608434 SH        SOLE                  608434     0     0
PEOPLES UNITED FINANCIAL INC COM              712704 10 5    55482   3116955 SH        SOLE                 3116955     0     0
PHARMACEUTICAL RES INC       NOTE 2.875% 9/3  717125 AC 2    16975  18250000 PRN       SOLE                18250000     0     0
PROLOGIS                     NOTE 1.875%11/1  743410 AR 3    18685  20000000 PRN       SOLE                20000000     0     0
QUALCOMM INC                 COM              747525 10 3    31480    800000 SH        SOLE                  800000     0     0
QUICKSILVER RESOURCES INC    DBCV 1.875%11/0  74837R AB 0     5577   2750000 PRN       SOLE                 2750000     0     0
SEPRACOR INC                 NOTE 10/1        817315 AW 4    22652  25000000 PRN       SOLE                25000000     0     0
SONIC AUTOMOTIVE INC         NOTE 4.250%11/3  83545G AK 8     6226   6000000 PRN       SOLE                 6000000     0     0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A         848574 10 9    37950   1100000 SH        SOLE                 1100000     0     0
SYMANTEC CORP                NOTE 0.750% 6/1  871503 AD 0    31297  30000000 PRN       SOLE                30000000     0     0
TESSERA TECHNOLOGIES INC     COM              88164L 10 0    22880    550000 SH        SOLE                  550000     0     0
TRANSOCEAN SEDCO FOREX INC   NOTE 1.500%12/1  893830 AV 1    10835  10000000 PRN       SOLE                10000000     0     0
TRANSOCEAN SEDCO FOREX INC   NOTE 1.500%12/1  893830 AW 9    10861  10000000 PRN       SOLE                10000000     0     0
TRANSOCEAN SEDCO FOREX INC   NOTE 1.625%12/1  893830 AU 3     7582   7000000 PRN       SOLE                 7000000     0     0
VERISIGN INC                 COM              92343E 10 2    35726    949900 SH        SOLE                  949900     0     0
VORNADO RLTY TR              DBCV 2.850% 4/0  929042 AC 3     8850  10000000 PRN       SOLE                10000000     0     0

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